Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 1,636	$ 2,564
Restricted deposit		22	17
Trade receivables		691	420
Other receivables		572	491
Inventory		4,669	4,052
Total current assets		7,590	7,544
NON-CURRENT ASSETS:
Property and equipment, net		328	184
Equity method investment		515	754
Convertible loan receivable		2,990
Investment at fair value			5
Intangible assets, net		6,191	4,945
Goodwill		951
Other receivables		385
Deferred taxes		134
Operating lease right-of-use assets		3,126	292
Total non-current assets		14,620	6,180
TOTAL ASSETS		22,210	13,724
CURRENT LIABILITIES:
Trade payables		634	458
Other payables		2,460	1,168
Convertible promissory note		329
Operating lease liabilities		750	89
Total current liabilities		4,173	1,715
NON-CURRENT LIABILITIES:
Derivative liabilities		1,259	6,220
Convertible promissory note		350
Convertible debenture		1,688
Non-current operating lease liabilities		2,284	199
Deferred taxes			33
Total non-current liabilities		5,581	6,452
TOTAL LIABILITIES		9,754	8,167
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value per share – Authorized: 1,500,000,000 and 90,000,000 shares as of December 31, 2025 and December 31, 2024 respectively; Issued and outstanding: 250,727 and 7,210 shares as of December 31, 2025 and December 31, 2024(*), respectively.	[1]
Additional paid-in-capital		31,529	21,637
Accumulated deficit		(19,757)	(16,080)
Transactions with noncontrolling interests		(319)
Total Nexera shareholders’ equity		11,453	5,557
Noncontrolling interest		1,003
TOTAL SHAREHOLDERS’ EQUITY		12,456	5,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 22,210	$ 13,724

[1]	Share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).